Property, Plant and Equipment - Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment - Assets Subject to Operating Leases (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 570	$ 423
Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	118	107
Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	99	82
Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	90	62
Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	70	55
Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	44	39
Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	149	78
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	2,329	2,353
Property, plant and equipment subject to operating leases [member] | Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	389	371
Property, plant and equipment subject to operating leases [member] | Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	281	301
Property, plant and equipment subject to operating leases [member] | Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	211	210
Property, plant and equipment subject to operating leases [member] | Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	177	159
Property, plant and equipment subject to operating leases [member] | Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	149	135
Property, plant and equipment subject to operating leases [member] | Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 1,122	$ 1,177